Pension benefits - Annual Pension Cost (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Service cost	$ 2	$ 1	$ 1	$ 3
Interest cost on prior years’ benefit obligation	1	0	0	1	$ 1
Gross pension cost for the year	3	1	1	4
Expected return on plan assets	(1)	0	0	(1)
Net pension cost for the year	2	1	1	3
Impact of settlement/curtailment of defined benefit plans	0	0	1
Total net pension cost	$ 2	$ 1	$ 2	$ 3